SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Allocation of net income	$ (602,258)	$ 1,465,363	$ (3,069,359)	$ 3,815,153	$ 3,831,570	$ 2,582,508
Weighted average shares outstanding, basic	8,465,764	15,875,671	8,728,497	24,055,927	16,461,668	24,496,575
Weighted average shares outstanding, diluted	8,465,764	15,875,671	8,728,497	24,055,927	16,461,668	24,496,575
Basic net income per share	$ (0.07)	$ 0.09	$ (0.35)	$ 0.16	$ 0.23	$ 0.11
Diluted net income per share	$ (0.07)	$ 0.09	$ (0.35)	$ 0.16	$ 0.23	$ 0.11
Common Class B [Member]
Allocation of net income		$ 346,454		$ 869,097	$ 632,509	$ 757,730
Weighted average shares outstanding, basic		3,753,472		5,479,972	2,717,466	7,187,500
Weighted average shares outstanding, diluted		3,753,472		5,479,972	2,717,466	7,187,500
Basic net income per share		$ 0.09		$ 0.16	$ 0.23	$ 0.11
Diluted net income per share		$ 0.09		$ 0.16	$ 0.23	$ 0.11